UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio
October 31, 2023
Portfolio of Investments

Common Stocks — 99.5%
Security	Shares	Value
Australia — 8.4%
Altium, Ltd.	3,632	$ 91,612
APA Group	28,788	150,905
ASX, Ltd.	1,525	54,484
Atlas Arteria, Ltd.(1)	13,938	47,119
Aurizon Holdings, Ltd.(1)	14,009	30,513
Bapcor, Ltd.(1)	17,313	58,931
BHP Group, Ltd.	9,711	274,894
Brambles, Ltd.	17,422	145,400
carsales.com, Ltd.	8,634	152,194
Charter Hall Long Wale REIT(1)	17,564	33,743
Charter Hall Retail REIT	18,162	35,291
Codan, Ltd.(1)	4,717	23,396
Coles Group, Ltd.	13,689	132,861
Commonwealth Bank of Australia	1,651	101,563
Computershare, Ltd.	7,415	117,023
CSL, Ltd.	3,274	483,871
Data#3, Ltd.	7,498	32,322
Dexus (1)	13,975	57,719
Elders, Ltd.(1)	5,348	20,181
Endeavour Group, Ltd.(1)	13,721	43,104
EVT, Ltd.(1)	10,106	67,010
Hansen Technologies, Ltd.	14,633	48,321
HomeCo Daily Needs REIT(1)(2)	42,841	29,215
Incitec Pivot, Ltd.	22,926	40,021
InvoCare, Ltd.	5,288	42,557
IRESS, Ltd.(1)	7,406	23,616
Lendlease Corp., Ltd.(1)	9,400	37,229
Lottery Corp. Ltd.	32,522	93,877
Medibank Private, Ltd.	16,474	35,951
Mirvac Group(1)	41,842	48,547
National Australia Bank, Ltd.	6,485	116,174
National Storage REIT	24,990	31,862
New Hope Corp., Ltd.(1)	6,072	22,345
Newmont Corp. CDI(3)	942	36,083
NEXTDC, Ltd.(3)	11,247	84,452
Orica, Ltd.	4,147	38,749
Origin Energy, Ltd.	34,036	197,438
QBE Insurance Group, Ltd.	5,122	50,790
Region RE, Ltd.(1)	20,523	25,662
Rio Tinto, Ltd.	1,729	129,153
Santos, Ltd.(1)	20,873	101,849
Scentre Group	43,799	67,853
Stockland	21,890	49,404
Suncorp Group, Ltd.	5,349	45,529
Security	Shares	Value
Australia (continued)
Tabcorp Holdings, Ltd.	88,897	$ 43,864
Technology One, Ltd.	8,485	78,688
Telstra Group, Ltd.	90,240	218,821
TPG Telecom, Ltd.(1)	20,255	66,815
Transurban Group	22,607	170,196
Vicinity, Ltd.	39,555	42,843
Viva Energy Group, Ltd.(4)	12,311	22,169
Waypoint REIT, Ltd.	9,833	13,280
Weebit Nano, Ltd.(1)(3)	7,492	15,803
Wesfarmers, Ltd.	8,581	276,083
Westpac Banking Corp.	7,685	100,918
Whitehaven Coal, Ltd.	7,762	36,561
Woodside Energy Group, Ltd.	13,621	296,663
Woolworths Group, Ltd.	13,266	296,956
Yancoal Australia, Ltd.(1)	6,032	18,523
		$ 5,248,996
Austria — 1.1%
ANDRITZ AG	1,285	$ 59,147
AT&S Austria Technologie & Systemtechnik AG	1,360	34,144
BAWAG Group AG(4)	407	18,128
CA Immobilien Anlagen AG(1)	2,850	96,368
Erste Group Bank AG	2,269	81,251
Eurotelesites AG(3)	2,000	6,729
Kontron AG	1,758	35,435
Mayr-Melnhof Karton AG	125	14,706
Oesterreichische Post AG	584	18,617
OMV AG	1,834	80,436
PIERER Mobility AG(1)	420	24,047
Rhi Magnesita NV	764	23,848
Telekom Austria AG	8,000	55,862
Verbund AG(1)	1,229	106,784
voestalpine AG(1)	1,326	33,112
		$ 688,614
Belgium — 2.1%
Ackermans & van Haaren NV	948	$ 140,733
Aedifica S.A.	737	40,207
Ageas S.A./NV	1,164	44,713
Anheuser-Busch InBev S.A./NV	2,419	137,636
Barco NV	2,270	34,853
Cofinimmo S.A.	488	30,346
Colruyt Group NV	478	19,782
D'Ieteren Group	715	106,207
Econocom Group S.A./NV	10,730	26,326
Elia Group S.A./NV	1,018	96,665

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Belgium (continued)
Euronav NV	5,526	$ 98,918
EVS Broadcast Equipment S.A.	1,740	49,033
KBC Group NV	1,598	87,946
Montea NV	358	25,303
Proximus SADP	9,427	78,136
Retail Estates N.V.	587	35,740
Solvay S.A.	842	89,013
UCB S.A.	1,600	117,024
Umicore S.A.	2,338	55,628
Xior Student Housing NV(2)	621	17,868
		$ 1,332,077
Denmark — 4.4%
AP Moller - Maersk A/S, Class A	42	$ 68,576
AP Moller - Maersk A/S, Class B	45	74,980
Carlsberg A/S, Class B	2,327	277,316
Chr. Hansen Holding A/S	2,271	154,972
D/S Norden A/S	671	38,124
Danske Bank A/S(1)	9,592	225,016
FLSmidth & Co. A/S	866	32,477
ISS A/S	2,025	29,307
Matas A/S	1,729	22,512
Novo Nordisk A/S, Class B(1)	7,438	717,590
Novozymes A/S, Class B	4,578	205,749
Orsted A/S(1)(4)	4,338	209,608
Pandora A/S	2,364	268,126
Scandinavian Tobacco Group A/S, Class A(4)	5,079	75,415
Topdanmark A/S	1,587	71,136
TORM PLC, Class A(1)	907	27,680
Tryg A/S	6,518	127,281
Vestas Wind Systems A/S(3)	5,708	123,720
		$ 2,749,585
Finland — 2.2%
Citycon Oyj(3)	3,632	$ 19,211
Elisa Oyj	2,763	117,221
Fortum Oyj	10,228	121,441
Harvia Oyj(2)	1,032	25,430
Kempower Oyj(1)(3)	436	13,671
Kesko Oyj, Class B	7,282	123,150
Kojamo Oyj(1)	3,939	33,650
Kone Oyj, Class B	2,736	118,478
Neste Oyj	3,560	119,644
Nokia Oyj	31,287	104,207
Nordea Bank Abp	13,924	146,651
Orion Oyj, Class B	3,814	151,742
Security	Shares	Value
Finland (continued)
Puuilo Oyj	2,988	$ 25,021
TietoEVRY Oyj	956	20,057
Tokmanni Group Corp.	4,468	60,334
UPM-Kymmene Oyj	4,505	151,710
YIT Oyj(1)	9,254	16,467
		$ 1,368,085
France — 8.5%
Air Liquide S.A.	3,247	$ 556,381
Airbus SE	780	104,579
AXA S.A.	6,703	198,613
BNP Paribas S.A.	3,328	191,373
Bollore SE	13,714	74,865
Bouygues S.A.	1,100	38,697
Bureau Veritas S.A.	921	20,978
Capgemini SE	1,229	217,200
Carrefour S.A.	5,094	89,305
Cie Generale des Etablissements Michelin SCA	2,492	74,033
Danone S.A.	2,980	177,282
Dassault Systemes SE	5,415	223,062
Edenred SE	1,068	56,851
Eiffage S.A.	269	24,412
Engie S.A.	23,380	371,856
Eutelsat Communications S.A.(1)	10,085	43,066
Gecina S.A.	1,055	103,591
Getlink SE	2,197	35,479
ICADE (1)	1,083	35,387
Klepierre S.A.	4,222	102,526
L'Oreal S.A.	281	118,113
LVMH Moet Hennessy Louis Vuitton SE	596	426,695
Orange S.A.	25,469	299,567
Pernod Ricard S.A.	786	139,575
Quadient S.A.	948	19,820
Rubis SCA	5,497	119,684
Safran S.A.	556	86,858
Sanofi S.A.	4,937	448,310
Sopra Steria Group SACA	385	69,121
Thales S.A.	600	88,547
TotalEnergies SE	7,524	503,036
Vinci S.A.	1,159	128,156
Vivendi SE	12,615	113,125
Voltalia S.A.(1)(3)	1,827	15,279
		$ 5,315,422
Germany — 8.6%
Allianz SE	1,068	$ 250,171

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Germany (continued)
BASF SE	5,297	$ 244,759
Bayer AG	4,632	200,142
Bayerische Motoren Werke AG	1,291	120,069
Bayerische Motoren Werke AG, PFC Shares	792	67,344
Brenntag SE	725	53,912
Cropenergies AG	2,253	19,399
Daimler Truck Holding AG	1,859	58,410
Deutsche Boerse AG	659	108,469
Deutsche Lufthansa AG(3)	5,121	35,908
Deutsche Telekom AG	24,422	530,047
Deutsche Wohnen SE	2,022	43,510
E.ON SE	49,704	591,384
Evonik Industries AG	3,498	64,380
Fresenius Medical Care AG & Co. KGaA	1,941	64,492
Fresenius SE & Co. KGaA	3,336	85,813
FUCHS PETROLUB SE, PFC Shares	495	20,105
Gea Group AG	1,075	36,765
Gerresheimer AG	321	29,941
Grand City Properties S.A.(3)	3,999	35,759
Hamborner REIT AG	9,515	62,953
Hannover Rueck SE	220	48,579
Henkel AG & Co. KGaA	2,701	170,704
Henkel AG & Co. KGaA, PFC Shares	3,830	276,277
K+S AG	4,249	71,431
Knorr-Bremse AG	398	22,230
LEG Immobilien SE(3)	1,939	121,210
Mercedes-Benz Group AG	2,924	172,031
MTU Aero Engines AG	190	35,712
Muenchener Rueckversicherungs-Gesellschaft AG	361	144,872
QIAGEN NV(3)	1,735	64,660
Rheinmetall AG	216	62,012
RWE AG	1,362	52,118
SAP SE	3,795	509,032
Siemens AG	1,574	208,868
Suedzucker AG	9,335	141,414
Symrise AG, Class A	1,413	144,394
Talanx AG	1,186	74,741
Telefonica Deutschland Holding AG	23,557	40,049
Vitesco Technologies Group AG(3)	445	43,524
Volkswagen AG, PFC Shares	790	83,780
Vonovia SE	8,759	201,650
		$ 5,413,020
Hong Kong — 4.3%
AIA Group, Ltd.	33,600	$ 291,776
ASMPT, Ltd.	2,900	24,562
Security	Shares	Value
Hong Kong (continued)
Bank of East Asia, Ltd. (The)	52,200	$ 61,994
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	21,000	31,542
BOC Hong Kong Holdings, Ltd.	11,500	30,412
Budweiser Brewing Co. APAC, Ltd.(4)	66,900	127,133
Cafe de Coral Holdings, Ltd.	20,000	25,190
China Traditional Chinese Medicine Holdings Co., Ltd.	128,000	63,071
Chow Sang Sang Holdings International, Ltd.	42,000	48,280
Chow Tai Fook Jewellery Group, Ltd.	59,000	83,315
CK Asset Holdings, Ltd.	18,000	89,970
CK Hutchison Holdings, Ltd.	42,500	215,147
CLP Holdings, Ltd.	23,000	168,332
C-Mer Eye Care Holdings, Ltd.(2)(3)	44,000	21,503
DFI Retail Group Holdings, Ltd.(1)	13,100	27,943
Galaxy Entertainment Group, Ltd.	28,000	157,401
Hang Lung Properties, Ltd.	37,000	48,635
Hang Seng Bank, Ltd.	6,200	70,885
HK Electric Investments & HK Electric Investments, Ltd.(2)	154,000	85,429
HKT Trust and HKT, Ltd.	169,000	175,048
Hongkong Land Holdings, Ltd.	15,800	50,113
Hutchison Telecommunications Hong Kong Holdings, Ltd.	238,000	31,972
Jardine Matheson Holdings, Ltd.	1,200	48,625
Luk Fook Holdings International, Ltd.	15,000	37,212
MTR Corp., Ltd.	18,000	67,287
NWS Holdings, Ltd.	51,000	60,345
PAX Global Technology, Ltd.	75,000	51,769
Power Assets Holdings, Ltd.	30,000	143,425
Shangri-La Asia, Ltd.(3)	38,000	24,243
Sino Land Co., Ltd.	32,000	31,947
Sun Hung Kai Properties, Ltd.	12,000	123,224
Viva Goods Company, Ltd.(3)	192,000	25,281
VSTECS Holdings, Ltd.	60,000	30,339
VTech Holdings, Ltd.	10,000	58,188
Wharf Holdings, Ltd.	17,000	43,137
		$ 2,674,675
Ireland — 2.2%
Bank of Ireland Group PLC	24,074	$ 215,744
CRH PLC	5,583	299,622
DCC PLC	1,417	78,720
Fineos Corp. Holdings PLC CDI(3)	16,777	17,665
Flutter Entertainment PLC(3)	1,544	242,496
ICON PLC ADR(3)	1,080	263,477
Irish Continental Group PLC	6,302	28,753
Irish Residential Properties REIT PLC	33,524	32,290
Kerry Group PLC, Class A	2,357	182,064
		$ 1,360,831

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Israel — 2.2%
Airport City, Ltd.(3)	1,245	$ 16,395
Amot Investments, Ltd.	5,499	23,029
Azrieli Group, Ltd.	509	21,916
Bank Hapoalim B.M.	6,278	44,906
Bank Leumi Le-Israel B.M.	10,138	65,298
Bezeq The Israeli Telecommunication Corp., Ltd.	74,540	91,721
Big Shopping Centers, Ltd.(3)	234	16,402
Check Point Software Technologies, Ltd.(3)	385	51,686
Delek Automotive Systems, Ltd.	5,228	24,167
Delek Group, Ltd.	592	64,767
Delta Galil, Ltd.	645	20,411
Elbit Systems, Ltd.	297	55,242
Electra, Ltd.	76	24,077
Enlight Renewable Energy, Ltd.(3)	5,509	74,226
Fattal Holdings 1998, Ltd.(3)	339	28,045
Fiverr International, Ltd.(1)(3)	953	20,175
Fox Wizel, Ltd.	492	27,935
ICL Group, Ltd.	25,308	123,095
Maytronics, Ltd.	2,874	26,737
Melisron, Ltd.	379	20,543
Nice, Ltd.(3)	412	63,158
Nova, Ltd.(3)	138	13,214
Oil Refineries, Ltd.	76,583	21,013
OPC Energy, Ltd.(3)	4,225	22,915
OY Nofar Energy, Ltd.(3)	1,707	30,418
Partner Communications Co., Ltd.(3)	9,362	34,007
Plus500, Ltd.	1,094	18,767
Reit 1, Ltd.	8,315	30,072
Shapir Engineering and Industry, Ltd.	3,467	18,581
Shufersal, Ltd.(3)	11,960	50,491
Strauss Group, Ltd.(3)	2,438	45,171
Teva Pharmaceutical Industries, Ltd. ADR(3)	19,132	164,153
		$ 1,352,733
Italy — 4.3%
Assicurazioni Generali SpA	4,184	$ 83,109
Buzzi Unicem SpA	1,488	39,401
Davide Campari-Milano NV	14,115	156,024
De'Longhi SpA	1,200	26,850
DiaSorin SpA	977	87,561
Enav SpA(4)	5,309	17,695
Enel SpA	40,123	254,684
Eni SpA	21,987	359,436
Ferrari NV	654	197,968
GVS SpA(3)(4)	4,062	18,208
Infrastrutture Wireless Italiane SpA(4)	18,725	205,036
Security	Shares	Value
Italy (continued)
Italgas SpA	7,381	$ 37,509
Italmobiliare SpA	1,360	34,384
Leonardo SpA	5,068	76,590
Mediobanca Banca di Credito Finanziario SpA	2,659	31,763
MFE-MediaForEurope NV, Class B	1,958	5,196
Poste Italiane SpA(4)	5,564	55,085
Prysmian SpA	2,617	97,999
RAI Way SpA(4)	4,122	20,481
Recordati Industria Chimica e Farmaceutica SpA	4,029	186,359
Stellantis NV	6,033	112,711
STMicroelectronics NV	7,572	288,647
Technogym SpA(4)	2,741	20,634
Terna - Rete Elettrica Nazionale	8,968	68,668
UniCredit SpA	5,306	133,019
UnipolSai Assicurazioni SpA	10,716	25,398
Webuild SpA	11,250	20,261
		$ 2,660,676
Japan — 12.8%
Activia Properties, Inc.	16	$ 43,288
Aeon Co., Ltd.	4,300	90,470
Air Water, Inc.	2,000	25,217
ANA Holdings, Inc.(3)	1,100	21,595
Asahi Kasei Corp.	8,100	49,797
Astellas Pharma, Inc.	7,500	94,874
Bandai Namco Holdings, Inc.	2,400	49,724
Bridgestone Corp.	1,600	60,552
Canon, Inc.	1,500	35,461
Central Japan Railway Co.	1,500	33,763
Concordia Financial Group, Ltd.	10,800	50,181
Daicel Corp.	3,900	33,164
Daiichi Sankyo Co., Ltd.	5,400	139,235
Daiwa House REIT Investment Corp.	23	40,704
Disco Corp.	600	105,959
East Japan Railway Co.	900	46,744
Eisai Co., Ltd.	1,400	74,170
Electric Power Development Co., Ltd., Class C	2,500	38,327
ENEOS Holdings, Inc.	31,200	115,609
Fast Retailing Co., Ltd.	300	66,419
Frontier Real Estate Investment Corp.	8	23,933
FUJIFILM Holdings Corp.	500	27,349
Fujitsu, Ltd.	300	38,864
Fukuoka Financial Group, Inc.	1,600	42,294
GLP J-REIT	41	36,722
Hamamatsu Photonics K.K.	700	26,000
Hirose Electric Co., Ltd.	315	35,689

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
Honda Motor Co., Ltd.	5,700	$ 58,418
Idemitsu Kosan Co., Ltd.	3,700	84,009
ITOCHU Corp.(1)	1,900	68,440
Iwatani Corp.	1,800	86,091
Japan Logistics Fund, Inc.	29	53,716
Japan Metropolitan Fund Investment Corporation	93	60,017
Japan Post Bank Co., Ltd.	6,000	55,615
Japan Post Holdings Co., Ltd.	7,500	66,384
Japan Prime Realty Investment Corp.	22	51,530
Japan Real Estate Investment Corp.	11	40,858
Japan Tobacco, Inc.	4,100	95,443
Kansai Electric Power Co., Inc.	7,200	92,188
Kansai Paint Co., Ltd.	3,300	48,294
Kao Corp.	2,100	76,616
KDDI Corp.	6,400	191,454
Kenedix Office Investment Corp.(1)	24	25,032
Keyence Corp.	400	154,847
Kintetsu Group Holdings Co., Ltd.	800	22,509
Kirin Holdings Co., Ltd.	3,800	53,403
Kobe Steel, Ltd.	3,000	35,470
Komatsu, Ltd.	2,200	50,548
Kuraray Co., Ltd.	2,300	26,315
Kyocera Corp.	900	44,362
Kyowa Kirin Co., Ltd.	2,700	42,348
Kyushu Electric Power Co., Inc.(3)	8,300	53,030
Lion Corp.	5,400	51,822
Marubeni Corp.	3,400	49,714
Maruichi Steel Tube, Ltd.	1,200	29,780
MatsukiyoCocokara & Co.	2,700	47,363
Medipal Holdings Corp.	2,800	47,076
MEIJI Holdings Co., Ltd.	1,600	39,382
Mitsubishi Chemical Group Corp.	10,000	56,586
Mitsubishi Corp.	1,400	65,262
Mitsubishi Electric Corp.	3,200	36,693
Mitsubishi HC Capital, Inc.	6,100	40,213
Mitsubishi Heavy Industries, Ltd.	600	30,903
Mitsui & Co., Ltd.	1,800	65,419
Mitsui Chemicals, Inc.	1,300	32,766
Mitsui Fudosan Co., Ltd.	5,100	110,542
Mitsui OSK Lines, Ltd.(1)	1,100	28,399
Mizuho Financial Group, Inc.	5,630	95,588
MS&AD Insurance Group Holdings, Inc.	1,800	65,953
Murata Manufacturing Co., Ltd.	4,500	77,082
NEC Corp.	1,500	72,226
NH Foods, Ltd.	1,600	48,005
Nintendo Co., Ltd.	6,000	247,886
Security	Shares	Value
Japan (continued)
Nippon Accommodations Fund, Inc.	8	$ 32,230
Nippon Building Fund, Inc.	11	44,197
Nippon Sanso Holdings Corp.	2,300	58,003
Nippon Shokubai Co., Ltd.	600	22,285
Nippon Steel Corp.	3,600	77,648
Nippon Telegraph & Telephone Corp.	180,100	211,937
Nippon Yusen KK	1,200	29,361
Nisshin Seifun Group, Inc.	4,900	73,911
Nissin Foods Holdings Co., Ltd.	700	60,906
Nitori Holdings Co., Ltd.	300	32,488
NOF Corp.	800	31,561
Nomura Real Estate Holdings, Inc.	1,100	25,692
Nomura Real Estate Master Fund, Inc.	63	69,518
Nomura Research Institute, Ltd.	2,000	52,500
NTT Data Group Corp.	4,400	54,252
Obic Co., Ltd.	300	44,345
Oji Holdings Corp.	12,700	54,316
Ono Pharmaceutical Co., Ltd.	3,300	56,989
Oriental Land Co., Ltd.	2,500	80,863
Orix JREIT, Inc.	47	54,015
Osaka Gas Co., Ltd.	5,500	103,718
Otsuka Holdings Co., Ltd.	2,400	80,750
Pan Pacific International Holdings Corp.	2,000	38,732
Panasonic Holdings Corp.	5,400	47,377
Resona Holdings, Inc.	6,700	35,800
ROHM Co., Ltd.	800	12,818
Rohto Pharmaceutical Co., Ltd.	1,600	37,330
Santen Pharmaceutical Co., Ltd.	4,400	38,164
SECOM Co., Ltd.	600	41,673
Sekisui House Reit, Inc.	97	51,088
Sekisui House, Ltd.	2,000	39,165
Shimadzu Corp.	1,200	28,376
Shionogi & Co., Ltd.	1,500	69,847
Shizuoka Financial Group, Inc.	5,800	49,322
SoftBank Corp.	14,500	163,949
Sompo Holdings, Inc.	1,200	51,984
Subaru Corp.	2,400	41,545
Sumitomo Chemical Co., Ltd.(1)	10,900	27,705
Sumitomo Corp.	2,400	47,178
Sumitomo Electric Industries, Ltd.	2,900	30,445
Sumitomo Mitsui Financial Group, Inc.	2,700	130,162
Sumitomo Mitsui Trust Holdings, Inc.	1,500	56,245
Suntory Beverage & Food, Ltd.	1,600	48,149
Suzuki Motor Corp.	600	23,287
Taiheiyo Cement Corp.	2,500	42,844
Takeda Pharmaceutical Co., Ltd.	5,000	135,724

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
TEIJIN, Ltd.	3,300	$ 29,869
Tohoku Electric Power Co., Inc.	9,800	61,192
Tokio Marine Holdings, Inc.	3,400	76,066
Tokyo Gas Co., Ltd.	4,100	92,074
Tokyu Corp.(1)	3,200	36,125
TOPPAN Holdings, Inc.	2,000	46,128
Toray Industries, Inc.	6,900	33,381
Tosoh Corp.	2,200	26,937
Toyo Seikan Group Holdings, Ltd.	2,900	48,756
Toyo Suisan Kaisha, Ltd.	1,000	46,131
Toyota Motor Corp.	13,600	237,915
Trend Micro, Inc.	600	22,611
United Urban Investment Corp.	35	35,286
West Japan Railway Co.	700	26,680
Yakult Honsha Co., Ltd.	2,000	47,130
Yamato Holdings Co., Ltd.	2,000	33,312
Yamato Kogyo Co., Ltd.	1,000	47,911
Yamazaki Baking Co., Ltd.	1,300	27,523
		$ 8,037,122
Netherlands — 4.2%
ABN AMRO Bank NV GDR(4)	2,263	$ 30,480
Aegon, Ltd.(1)	12,248	59,565
Akzo Nobel NV	683	45,819
Alfen NV(1)(3)(4)	256	8,070
ASML Holding NV	646	388,324
ASR Nederland NV	1,620	60,456
Corbion NV(1)	2,072	35,884
DSM BV(3)	1,929	190,677
Euronext NV(4)	576	40,169
EXOR N.V.	350	30,040
JDE Peet's NV(1)	1,640	45,546
Koninklijke Ahold Delhaize NV	9,251	273,939
Koninklijke KPN NV	65,476	220,077
Koninklijke Philips NV	17,139	326,026
NN Group NV	1,992	63,888
NSI NV	1,000	18,063
Prosus NV	11,033	309,297
Randstad NV(1)	683	35,369
SBM Offshore NV(1)	4,496	55,995
Universal Music Group NV(1)	7,168	175,536
Wolters Kluwer NV(1)	1,682	215,811
		$ 2,629,031
New Zealand — 1.0%
a2 Milk Co., Ltd. (The)(1)(3)	28,790	$ 70,125
Security	Shares	Value
New Zealand (continued)
Argosy Property, Ltd.	39,042	$ 24,132
Auckland International Airport, Ltd.	12,240	52,354
Contact Energy, Ltd.	9,580	43,517
Fisher & Paykel Healthcare Corp., Ltd.	5,931	71,941
Goodman Property Trust	27,739	32,489
Heartland Group Holdings, Ltd.	19,544	17,438
Infratil, Ltd.	6,421	36,767
Kiwi Property Group, Ltd.	57,056	25,772
KMD Brands, Ltd.	27,332	13,221
Meridian Energy, Ltd.	15,507	43,673
SKYCITY Entertainment Group, Ltd.(1)	29,814	32,497
Spark New Zealand, Ltd.	30,866	89,608
Vulcan Steel, Ltd.(1)	3,600	16,359
Xero, Ltd.(3)	1,231	84,160
		$ 654,053
Norway — 2.1%
Aker ASA, Class A	499	$ 30,008
ArcticZymes Technologies ASA(1)(3)	4,268	11,132
Atea ASA(3)	2,752	28,635
Austevoll Seafood ASA	3,899	26,648
Borregaard ASA	3,526	47,853
Crayon Group Holding ASA(3)(4)	2,500	14,449
DNB Bank ASA	6,189	111,661
Elkem ASA(4)	14,511	22,461
Entra ASA(4)	2,972	23,228
Equinor ASA	6,266	210,056
Europris ASA(4)	6,059	34,341
Gjensidige Forsikring ASA	1,701	25,510
Golden Ocean Group, Ltd.	3,420	25,305
Kitron ASA	9,412	24,860
Kongsberg Gruppen ASA	1,873	76,511
Mowi ASA	5,946	96,620
Nykode Therapeutics ASA(3)	7,954	12,230
Opera, Ltd. ADR(1)	3,500	40,530
Orkla ASA	8,207	56,567
REC Silicon ASA(3)	16,371	21,318
Scatec ASA(4)	3,300	16,677
Schibsted ASA, Class B	2,498	46,352
SpareBank 1 Nord Norge	3,559	30,097
Stolt-Nielsen, Ltd.	879	28,949
Telenor ASA	11,887	121,514
Veidekke ASA	3,671	31,674
Yara International ASA	2,956	96,726
		$ 1,311,912

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Portugal — 1.1%
Banco Comercial Portugues S.A., Class R(3)	387,844	$ 119,035
Corticeira Amorim SGPS S.A.	4,721	45,854
CTT-Correios de Portugal S.A.	12,855	49,040
EDP-Energias de Portugal S.A.	19,728	82,907
Galp Energia SGPS S.A.	8,111	122,109
Jeronimo Martins SGPS S.A.	5,858	135,056
Navigator Co. S.A. (The)	16,287	64,836
NOS SGPS S.A.	11,659	42,621
REN-Redes Energeticas Nacionais SGPS S.A.	11,590	30,174
		$ 691,632
Singapore — 4.3%
AEM Holdings, Ltd.	9,200	$ 23,256
BW LPG, Ltd.(4)	3,082	43,627
CapitaLand Ascott Trust	27,455	18,052
CapitaLand Integrated Commercial Trust	56,100	72,101
City Developments, Ltd.	7,700	35,542
ComfortDelGro Corp., Ltd.	36,500	35,254
DBS Group Holdings, Ltd.	9,000	216,210
ESR-LOGOS REIT	156,500	31,391
First Resources, Ltd.	32,600	35,994
Flex, Ltd.(3)	11,357	292,102
Food Empire Holdings, Ltd.	25,900	20,805
Frasers Centrepoint Trust	12,700	19,212
Frasers Logistics & Commercial Trust(2)	54,700	41,551
Genting Singapore, Ltd.	244,700	153,734
Grab Holdings, Ltd., Class A(3)	21,600	66,312
Haw Par Corp, Ltd.	4,700	32,835
Jardine Cycle & Carriage, Ltd.	1,000	20,600
Keppel Corp., Ltd.	14,400	65,367
Keppel REIT(1)	55,680	32,331
Lendlease Global Commercial REIT	77,600	28,903
Mapletree Industrial Trust	27,660	43,479
NetLink NBN Trust(2)	66,200	40,141
Parkway Life REIT	13,500	33,119
Raffles Medical Group, Ltd.	38,400	33,413
SATS, Ltd.(3)	12,200	21,947
Sea, Ltd. ADR(3)	4,137	172,513
Sembcorp Industries, Ltd.	51,100	171,436
Sheng Siong Group, Ltd.	41,900	47,438
Singapore Airlines, Ltd.(1)	17,100	76,356
Singapore Exchange, Ltd.	7,000	48,466
Singapore Post, Ltd.	55,300	18,162
Singapore Technologies Engineering, Ltd.	19,500	53,532
Singapore Telecommunications, Ltd.	64,900	112,775
StarHub, Ltd.	35,800	26,954
Security	Shares	Value
Singapore (continued)
Suntec Real Estate Investment Trust(1)	27,000	$ 21,697
United Overseas Bank, Ltd.	8,200	161,742
UOL Group, Ltd.	4,600	19,811
Venture Corp., Ltd.	7,500	64,037
Wilmar International, Ltd.	103,000	267,778
		$ 2,719,975
Spain — 4.2%
ACS Actividades de Construccion y Servicios S.A.	2,126	$ 76,885
Aena SME S.A.(4)	1,064	154,387
Almirall S.A.	2,798	25,474
Banco Santander S.A.(1)	61,792	227,267
Bankinter S.A.(1)	12,265	77,557
CaixaBank S.A.	15,438	62,764
Cellnex Telecom S.A.(3)(4)	4,799	141,072
Cia de Distribucion Integral Logista Holdings S.A.	2,665	65,440
Ence Energia y Celulosa S.A.(1)	9,147	27,363
Ercros S.A.(1)	8,525	26,300
Fomento de Construcciones y Contratas S.A.(1)	1,562	19,817
Grifols S.A.(3)	11,886	133,376
Iberdrola S.A.	25,708	285,925
Indra Sistemas S.A.(1)	3,340	46,898
Industria de Diseno Textil S.A.	10,558	364,441
Laboratorios Farmaceuticos Rovi S.A.	1,773	94,819
Merlin Properties Socimi S.A.	15,993	133,346
Metrovacesa S.A.(3)(4)	2,900	23,513
Redeia Corp. S.A.	2,456	38,301
Repsol S.A.	22,889	335,144
Sacyr S.A.(1)	6,428	18,561
Telefonica S.A.	43,001	166,097
Vidrala S.A.	739	54,926
Viscofan S.A.(1)	825	47,690
		$ 2,647,363
Sweden — 4.3%
Alfa Laval AB	1,197	$ 38,791
Alleima AB	7,335	44,650
Arjo AB, Class B	8,801	29,434
Assa Abloy AB, Class B	2,883	61,451
Atrium Ljungberg AB, Class B(1)	2,504	38,506
Betsson AB, Class B(3)	1,812	18,237
Bilia AB, Class A	2,195	20,396
BioArctic AB, Class B(3)(4)	1,352	27,319
BioGaia AB, Class B	2,424	21,640
Boliden AB	1,310	33,579
BoneSupport Holding AB(3)(4)	2,221	28,905

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Sweden (continued)
Camurus AB(3)	1,249	$ 37,434
Catena AB(1)	932	30,874
Cibus Nordic Real Estate AB(1)	2,069	19,417
Dios Fastigheter AB	3,475	18,812
Elekta AB, Class B	5,121	34,883
Epiroc AB, Class A	2,897	47,727
Epiroc AB, Class B	1,712	23,772
Essity AB, Class B	11,138	253,967
Evolution AB(4)	1,309	116,639
Fabege AB(1)	7,085	52,862
Getinge AB, Class B	3,014	54,262
H & M Hennes & Mauritz AB, Class B(1)	4,833	64,930
Hemnet Group AB	2,581	44,829
Hexagon AB, Class B	13,262	108,080
Holmen AB, Class B	2,532	95,557
Hufvudstaden AB, Class A	2,401	25,598
Investor AB, Class B	3,101	56,925
Kindred Group PLC SDR	4,528	37,070
L E Lundbergforetagen AB, Class B	1,263	51,581
Millicom International Cellular S.A., SDR(3)	3,136	49,273
Mycronic AB	4,445	97,376
Note AB(3)	3,097	40,595
Nyfosa AB(1)	5,192	25,125
Oatly Group AB ADR(1)(3)	91,500	44,414
Orron Energy AB(1)(3)	4,713	2,944
Pandox AB, Class B	1,960	19,292
Paradox Interactive AB	1,527	29,045
Platzer Fastigheter Holding AB, Class B	3,149	16,536
Polestar Automotive Holding U.K. PLC, Class A ADR(1)(3)	6,400	12,864
Skandinaviska Enskilda Banken AB, Class A	7,648	85,348
Skanska AB, Class B	1,238	18,587
SKF AB, Class B	2,466	39,980
Spotify Technology S.A.(3)	1,019	167,891
Stillfront Group AB(3)	16,614	17,198
Svenska Cellulosa AB SCA, Class B	9,048	124,152
Swedbank AB, Class A	4,828	79,292
Swedish Orphan Biovitrum AB(3)	3,003	61,778
Telefonaktiebolaget LM Ericsson, Class B	11,872	53,183
Tethys Oil AB(3)	4,284	21,912
Trelleborg AB, Class B	1,004	25,390
Volvo AB, Class B	3,769	74,684
Wihlborgs Fastigheter AB	6,283	40,727
		$ 2,685,713
Switzerland — 8.6%
ABB, Ltd.	5,264	$ 176,858
Security	Shares	Value
Switzerland (continued)
ALSO Holding AG	245	$ 62,497
Baloise Holding AG	396	56,860
Banque Cantonale Vaudoise(1)	570	64,430
BKW AG	330	55,476
Cembra Money Bank AG	670	46,197
Cie Financiere Richemont S.A., Class A	5,772	680,954
Clariant AG	8,755	124,390
DKSH Holding AG	773	47,335
Flughafen Zurich AG	295	55,124
Forbo Holding AG	26	28,674
Galenica AG(4)	858	64,821
Givaudan S.A.	88	292,910
Helvetia Holding AG(1)	425	57,134
Holcim AG	5,395	333,561
Intershop Holding AG	78	51,755
Kuehne & Nagel International AG	464	125,124
Landis & Gyr Group AG	1,111	82,427
LEM Holding S.A.	13	26,322
Logitech International S.A.	2,732	215,039
Meyer Burger Technology AG(1)(3)	49,710	13,318
Nestle S.A.	6,891	743,117
Novartis AG	3,416	319,805
PSP Swiss Property AG	379	46,632
Roche Holding AG PC	1,250	322,137
Sandoz Group AG(3)	860	22,359
Schindler Holding AG	320	62,381
Schindler Holding AG PC	353	71,420
SGS S.A.	900	73,504
Stadler Rail AG	1,511	51,124
Swatch Group AG (The), Bearer Shares	279	71,417
Swiss Life Holding AG	172	110,472
Swiss Prime Site AG	1,669	155,130
Swiss Re AG	1,223	133,628
Swisscom AG	366	219,303
Zurich Insurance Group AG	617	293,070
		$ 5,356,705
United Kingdom — 8.6%
Admiral Group PLC	1,759	$ 52,265
Airtel Africa PLC(4)	64,844	89,325
Assura PLC	41,543	20,693
AstraZeneca PLC	3,884	486,291
Aviva PLC	12,379	59,958
B&M European Value Retail S.A.	4,833	31,114
BAE Systems PLC	5,635	75,770
Berkeley Group Holdings PLC	509	25,021

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
United Kingdom (continued)
Big Yellow Group PLC	5,278	$ 61,384
British American Tobacco PLC	4,267	127,466
British Land Co. PLC (The)	7,798	28,270
BT Group PLC	43,183	59,309
Bunzl PLC	1,400	49,947
Burberry Group PLC	3,492	71,970
Compass Group PLC	7,473	188,404
Computacenter PLC	1,269	39,691
Darktrace PLC(3)	8,597	36,685
Derwent London PLC	1,158	25,735
Direct Line Insurance Group PLC(3)	9,041	16,669
FDM Group Holdings PLC	2,454	13,019
Fresnillo PLC	3,353	22,568
Glencore PLC	46,127	244,327
Grainger PLC	16,347	45,244
Great Portland Estates PLC	3,877	18,406
HSBC Holdings PLC	24,537	177,167
Imperial Brands PLC	3,571	76,077
Informa PLC	15,828	137,141
Intertek Group PLC	919	42,801
Land Securities Group PLC	14,692	101,841
London Stock Exchange Group PLC	865	87,274
LXi REIT PLC(2)	54,470	56,927
Manchester United PLC, Class A(1)(3)	4,400	78,892
National Grid PLC	27,610	329,193
NCC Group PLC	21,199	27,512
Next PLC	1,020	85,519
Pearson PLC	7,487	86,667
Phoenix Group Holdings PLC	5,262	29,067
Primary Health Properties PLC	13,321	14,555
QinetiQ Group PLC	8,311	33,504
Reckitt Benckiser Group PLC	1,615	108,055
RELX PLC	4,013	140,165
Rentokil Initial PLC	8,784	44,732
Rio Tinto PLC	3,810	243,080
Rolls-Royce Holdings PLC(3)	27,107	71,352
Sage Group PLC (The)	15,349	181,330
Severn Trent PLC	5,650	182,541
Shaftesbury Capital PLC	57,908	73,410
Shell PLC	14,923	480,921
Smiths Group PLC	2,292	44,959
Spectris PLC	1,446	54,640
Spirent Communications PLC	11,297	13,385
Standard Chartered PLC	7,613	58,371
Supermarket Income REIT PLC	58,122	51,317
Unilever PLC	4,105	194,415
Security	Shares	Value
United Kingdom (continued)
Vodafone Group PLC	147,595	$ 135,867
Whitbread PLC	806	32,682
		$ 5,364,890
Total Common Stocks (identified cost $60,507,263)		$62,263,110

Preferred Stocks — 0.0%(5)
Security	Shares	Value
Italy — 0.0%(5)
Danieli & C Officine Meccaniche SpA, 1.574%	1,102	$ 22,267
Total Preferred Stocks (identified cost $20,107)		$ 22,267

Short-Term Investments — 3.6%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(6)	25,783	$ 25,783
Total Affiliated Fund (identified cost $25,783)		$ 25,783

Securities Lending Collateral — 3.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(7)	2,204,773	$ 2,204,773
Total Securities Lending Collateral (identified cost $2,204,773)		$ 2,204,773
Total Short-Term Investments (identified cost $2,230,556)		$ 2,230,556

Total Investments — 103.1% (identified cost $62,757,926)	$64,515,933
Other Assets, Less Liabilities — (3.1)%	$ (1,940,136)
Net Assets — 100.0%	$62,575,797

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2023
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at October 31, 2023. The aggregate market value of securities on loan at October 31, 2023 was $3,769,096.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of these securities is $318,064 or 0.5% of the Portfolio's net assets.
(3)	Non-income producing security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $1,669,075 or 2.7% of the Portfolio's net assets.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.5%	$7,223,216
Industrials	10.8	6,762,040
Consumer Discretionary	10.3	6,438,153
Consumer Staples	10.1	6,343,198
Health Care	9.9	6,212,742
Materials	9.4	5,883,643
Communication Services	9.0	5,625,527
Information Technology	8.4	5,266,137
Utilities	7.4	4,642,061
Real Estate	7.3	4,540,748
Energy	5.4	3,347,912
Short-Term Investments	3.6	2,230,556
Total Investments	103.1%	$64,515,933
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
GDR	– Global Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2023
Statement of Assets and Liabilities

October 31, 2023
Assets
Unaffiliated investments, at value (identified cost $62,732,143) — including $3,769,096 of securities on loan	$ 64,490,150
Affiliated investments, at value (identified cost $25,783)	25,783
Foreign currency, at value (identified cost $27,460)	27,464
Interest and dividends receivable	114,134
Dividends receivable from affiliated investments	399
Securities lending income receivable	1,826
Tax reclaims receivable	232,062
Trustees' deferred compensation plan	38,620
Total assets	$64,930,438
Liabilities
Collateral for securities loaned	$ 2,204,773
Payable for investments purchased	1,683
Payable to affiliates:
Investment adviser fee	26,991
Trustees' fees	411
Trustees' deferred compensation plan	38,620
Accrued expenses	82,163
Total liabilities	$ 2,354,641
Net Assets applicable to investors' interest in Portfolio	$62,575,797

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2023
Statement of Operations

Year Ended
October 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $322,492)	$ 2,247,867
Dividend income from affiliated investments	4,964
Securities lending income, net	56,319
Total investment income	$2,309,150
Expenses
Investment adviser fee	$ 333,253
Trustees’ fees and expenses	4,751
Custodian fee	73,311
Legal and accounting services	57,897
Miscellaneous	9,157
Total expenses	$ 478,369
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 138
Total expense reductions	$ 138
Net expenses	$ 478,231
Net investment income	$1,830,919
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $107)	$ 94,445
Investment transactions - affiliated investments	54,003
Foreign currency transactions	6,134
Net realized gain	$ 154,582
Change in unrealized appreciation (depreciation):
Investments	$ 5,593,098
Investments - affiliated investments	16,243
Foreign currency	12,936
Net change in unrealized appreciation (depreciation)	$5,622,277
Net realized and unrealized gain	$5,776,859
Net increase in net assets from operations	$7,607,778

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2023
Statements of Changes in Net Assets

	Year Ended October 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,830,919	$ 1,606,130
Net realized gain (loss)	154,582	(1,227,103)
Net change in unrealized appreciation (depreciation)	5,622,277	(20,060,081)
Net increase (decrease) in net assets from operations	$ 7,607,778	$(19,681,054)
Capital transactions:
Contributions	$ 4,123,770	$ 11,445,206
Withdrawals	(8,732,642)	(9,274,277)
Net increase (decrease) in net assets from capital transactions	$ (4,608,872)	$ 2,170,929
Net increase (decrease) in net assets	$ 2,998,906	$(17,510,125)
Net Assets
At beginning of year	$ 59,576,891	$ 77,087,016
At end of year	$62,575,797	$ 59,576,891

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2023
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.72% (1)	0.69% (1)	0.68%	0.69%	0.74%
Net investment income	2.75%	2.34%	2.31%	1.74%	2.53%
Portfolio Turnover	36%	22%	23%	10%	37%
Total Return	12.91%	(25.13)%	31.20%	(5.07)%	11.59%
Net assets, end of year (000’s omitted)	$62,576	$59,577	$77,087	$60,016	$71,054
(1)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2023 and 2022).

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2023, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 54.3% and 45.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

Tax-Managed International Equity Portfolio
October 31, 2023
Notes to Financial Statements — continued

As of October 31, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the year ended October 31, 2023, the investment adviser fee amounted to $333,253 or 0.50% of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley.  The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2023, the investment adviser fee paid was reduced by $138 relating to the Portfolio's investment in the Liquidity Fund.
During the year ended October 31, 2023, BMR reimbursed the Portfolio $3,347 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $23,777,909 and $26,464,343, respectively, for the year ended October 31, 2023.

Tax-Managed International Equity Portfolio
October 31, 2023
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 63,431,168
Gross unrealized appreciation	$ 8,193,955
Gross unrealized depreciation	(7,109,190)
Net unrealized appreciation	$ 1,084,765
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2023.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At October 31, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $3,769,096 and $4,045,361, respectively. Collateral received was comprised of cash of $2,204,773 and U.S. government and/or agencies securities of $1,840,588. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$2,204,773	$ —	$ —	$ —	$2,204,773

Tax-Managed International Equity Portfolio
October 31, 2023
Notes to Financial Statements — continued

The carrying amount of the liability for collateral for securities loaned at October 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2023.
7  Affiliated Investments
At October 31, 2023, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $25,783, which represents 0.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$136,519	$ —	$ (206,765)	$ 54,003	$ 16,243	$ —	$ —	—
Short-Term Investments
Liquidity Fund	161,268	5,062,187	(5,197,672)	—	—	25,783	4,964	25,783
Total				$54,003	$16,243	$25,783	$4,964
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 567,010	$ 18,767,811	$ —	$ 19,334,821
Developed Europe	637,156	40,938,400	—	41,575,556
Developed Middle East	236,014	1,116,719	—	1,352,733
Total Common Stocks	$ 1,440,180	$ 60,822,930*	$ —	$62,263,110
Preferred Stocks	$ —	$ 22,267	$ —	$ 22,267
Short-Term Investments:
Affiliated Fund	25,783	—	—	25,783
Securities Lending Collateral	2,204,773	—	—	2,204,773
Total Investments	$ 3,670,736	$ 60,845,197	$ —	$64,515,933
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2023 is not presented.

Tax-Managed International Equity Portfolio
October 31, 2023
Notes to Financial Statements — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Tax-Managed International Equity Portfolio
October 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed International Equity Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Tax-Managed International Equity Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Parametric
Tax-Managed International Equity Fund
October 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

Parametric
Tax-Managed International Equity Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Tax-Managed International Equity Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and

Parametric
Tax-Managed International Equity Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”) and sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. Regarding each Adviser, the Board considered such Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also considered each Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Parametric
Tax-Managed International Equity Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

Parametric
Tax-Managed International Equity Fund
October 31, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Parametric
Tax-Managed International Equity Fund
October 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed International Equity Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and the Portfolio's affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM" refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Parametric
Tax-Managed International Equity Fund
October 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President of the Trust	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management ‘Classic’ (2009-2020).
R. Kelly Williams, Jr. 1971	President of the Portfolio	Since 2023	President and Chief Operating Officer of Atlanta Capital Management Company, LLC. Officer of 21 registered investment companies managed by Eaton Vance or BMR.
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

Parametric
Tax-Managed International Equity Fund
October 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

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Investment Adviser of Tax-Managed International Equity Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser of Parametric Tax-Managed International
Equity Fund and Tax-Managed International Equity Portfolio
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Investment Adviser and Administrator of Parametric Tax-Managed
International Equity Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

38    10.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/22	10/31/23
Audit Fees	$40,200	$38,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$40,200	$38,200

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/22	10/31/23
Registrant	$0	$0
Eaton Vance(1)	$52,836	$0

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Morgan Stanley

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
President

Date: December 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 22, 2023

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
President

Date: December 22, 2023